INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 8,792	$ 8,198	$ 17,949	$ 16,934	$ 34,794
Cost of revenues	(6,892)	(6,942)	(14,246)	(14,139)	(28,787)
Gross profit	1,900	1,256	3,703	2,795	6,007
Operating (expenses) income:
Research and development, net	4		2		(16)
Selling, general and administrative	(1,095)	(1,249)	(2,284)	(2,355)	(4,604)
Operating profit	809	7	1,421	440	1,387
Financial expenses, net	(83)	(78)	(139)	(263)	(440)
Other income, net (Note 6)		871		877	923
Income before taxes on income	726	800	1,282	1,054	1,870
Taxes on income	(22)	(10)	(38)	(22)	(77)
Net income	704	790	1,244	1,032	1,793
Other comprehensive income (loss):
Foreign currency translation adjustments	169	9		(1)	139
Total comprehensive income	$ 873	$ 799	$ 1,244	$ 1,031	$ 1,932
Basic and diluted income per Ordinary share attributable to Eltek Ltd. shareholders	$ 0.16	$ 0.19	$ 0.28	$ 0.33	$ 0.48
Weighted average number of Ordinary shares used to compute basic and diluted income per Ordinary share attributable to Eltek Ltd. Shareholders	4,380,268	4,147,667	4,380,268	3,088,110	3,734,317